Note 20 - Subsequent Events (Details Textual) - Research Collaboration and License Agreement with Eli Lilly [Member] - SEED Therapeutics Inc. [Member] - USD ($) $ in Millions		12 Months Ended
	Mar. 22, 2024	Dec. 31, 2023
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer		$ 2
Subsequent Event [Member]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer	$ 1